Total
Selective Premium Income Fund
SUMMARY SECTION
Investment Objective
The investment objective of the Selective Premium Income Fund (the "Fund") is generating income while protecting principal.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Selective Premium Income Fund Selective Premium Income Fund Shares
Management Fee	0.50%
Administrative Services Fees	0.20%
Other Expenses	0.89%	[1]
Acquired Fund Fees and Expenses	0.01%	[2]
Total Annual Fund Operating Expenses	1.60%	[1],[3]
[1]	Based on estimated amounts for the current fiscal year.
[2]	Acquired Fund Fees and Expenses ("AFFE") are the estimated average indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[3]	The Fund's adviser has contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses (excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940; any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board of Trustees; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund's business) do not exceed 1.39% of the Fund's average daily net assets through April 30, 2021. This expense cap may not be terminated prior to this date except by the Board of Trustees. Each waiver/expense payment by the adviser is subject to recoupment by the adviser from the Fund in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment.

Expense Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. It assumes a 5% return on your investment each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower.

Expense Example	One Year	Three Years
Selective Premium Income Fund | Selective Premium Income Fund Shares | USD ($)	163	505

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, above, affect the Fund's performance. The Fund's turnover rate will be available after the Fund completes its first fiscal year.

Principal Investment Strategies

The Fund seeks to meet its objective primarily by engaging in covered call option transactions and cash covered put option transactions on "Selective Companies." The Fund's adviser, Selective Wealth Management, Inc. (the "Adviser"), uses its "Selective Process" to identify companies that it believes (1) produce products or services for which there are few good substitutes, (2) have a durable competitive advantage, (3) are highly profitable (as measured by return on equity), (4) have prudent debt levels, (5) have management that skillfully reinvests earnings, and (6) are led by outstanding individuals. The Adviser considers companies meeting all six criteria to be "Selective Companies." The Adviser primarily uses option transactions involving Selective Companies to build a portfolio for the Fund that the Adviser believes will generate cash flows, while preserving capital and minimizing volatility.

Covered call options involve the Fund buying an equity security and writing (selling) an option for another party to buy the security at a set price in return for a premium payment to the Fund. Cash covered put options involve the Fund selling an option promising to purchase an equity security at a fixed price in return for a premium payment to the Fund. The Fund intends to utilize deep in the money covered calls and cash covered puts to generate income. The Fund anticipates that the majority of calls and puts will be at least 20% in the money at the time of execution.

Depending on market conditions, the Fund may also invest in other income-producing assets, such as fixed income securities (including U.S. Government securities), preferred stock, convertible securities and dividend-paying common stock. The Fund may invest across a range of maturities, duration and quality, including issues with below investment grade ratings ("junk bonds"). Investment in these income-producing securities may be in addition to, or as an alternative to, engaging in the above-described option transactions.

The Fund is non-diversified and focuses its investments in a relatively small number of Selective Companies. At times, the Fund may invest a substantial portion of its assets in cash and cash equivalents, including money market funds and other short-term fixed income securities, in seeking to protect principal, or when, in the Adviser's opinion, there are not sufficient opportunities in Selective Companies appropriate for investment.

Principal Risks

All investments involve risk, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by any government agency. As with any mutual fund investment, the Fund's returns and share price will fluctuate, and you may lose money by investing in the Fund. Below are some of the specific risks of investing in the Fund.

•	Options Risk. The use of options involves investment techniques and risks that are different from those associated with traditional securities. When the Fund sells (writes) a covered call option, the Fund assumes the risk of a decline in the market value of the security covering the option and foregoes, during the life of the option, the opportunity to profit from an increase in the market value of the underlying security above the exercise price of the option. When the Fund sells (writes) a put option, the Fund assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. If the Fund sells a put option, it may be required to buy the underlying security at price higher than its market value.

•	Market Risk. Market risk includes the possibility that the Fund's investments will decline in value because of a downturn in the stock market, reducing the value of individual companies' securities regardless of the success or failure of an individual company's operations.

•	Management Risk. The Fund is actively managed and is thus subject to management risk. The Adviser will apply its investment techniques and strategies in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results.

•	Company Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund's portfolio. The value of an individual company can be more volatile than the market as a whole.

•	Sector Concentration Risk. The Fund may focus its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund's net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

•	Fixed Income Risk.

•	Interest Rate Risk. The market values of fixed income securities in which the Fund invests, and thus, the Fund's net asset value, tend to fall when interest rates increase.

•	Duration Risk. Prices of fixed income securities with longer durations are more sensitive to interest rate changes than those with shorter durations.

•	Credit Risk. The issuer of a fixed income security may not be able or willing to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.

•	Prepayment and Extension Risk. As interest rates decline, the issuers of certain types of fixed income securities may prepay principal earlier than scheduled, forcing the Fund to reinvest in lower yielding securities. As interest rates increase, slower than expected principal payments may extend the average life of fixed income securities, locking in below-market interest rates and reducing the value of these securities.

•	Government Securities Risk. It is possible that the U.S. Government would not provide financial support to its agencies or instrumentalities if it is not required to do so by law. If a U.S. Government agency or instrumentality in which the Fund invests defaults, and the U.S. Government does not stand behind the obligation, the Fund's share price or yield could fall. Securities of certain U.S. Government sponsored entities, such as Freddie Mac or Fannie Mae, are neither issued nor guaranteed by the U.S. Government.

•	High Yield Securities Risk. Below investment grade bonds, known as "high yield" or "junk" bonds, often are considered to be speculative and present greater risk than bonds of higher quality, including an increased risk of default or price change due to changes in the issuer's creditworthiness or changes in economic conditions. An economic downturn or period of rising interest rates would adversely affect the market for these bonds and reduce the Fund's ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund's share price.

•	Preferred Stock Risk. Preferred stock is subject to many of the same risks to which common stock and fixed income securities are subject, such as interest rate risk and credit risk. In addition, preferred stock may have mandatory sinking fund provisions, as well as provisions allowing the stock to be called or redeemed, which can limit the benefit of a decline in interest rates.

•	Convertible Securities Risk. Convertible securities subject the Fund to the risks associated with both fixed-income securities and equity securities. If a convertible security's investment value is greater than its conversion value, its price likely will increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

•	Equity Securities Risk. Common stocks and other equity securities held by the Fund will fluctuate in value based on the earnings of the company and on general industry and market conditions.

•	Money Market Fund Risk. When the Fund invests in a money market fund, the Fund indirectly will bear its proportionate share of any fees and expenses payable directly by the underlying fund. Therefore, the Fund will incur higher expenses, many of which will be duplicative. Although each underlying money market fund in which the Fund may invest seeks to maintain the value of the investments at $1.00 per share, there is no assurance that the underlying fund will be able to do so.

•	Inflation Risk. At any time, the Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time.

•	Non-Diversification Risk. Because the Fund is non-diversified, it will hold larger positions in a smaller number of securities than funds that are "diversified." This means that an increase or decrease in the value of a single security held by the Fund likely will have a greater impact on the Fund's net asset value and total return than if it were a diversified fund.

•	New Fund Risk. There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations. In such an event, your interest in the Fund may be liquidated at an inopportune time.

•	Cybersecurity Risk. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices utilized by the Fund potentially can be breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

Performance
Performance information will be available after the Fund completes a full calendar year of operations.